RELATED PARTY TRANSACTIONS, Founder Shares (Details) - CIK 0001846136 Riverview Acquisition Corp - USD ($)				5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 24, 2021	Apr. 07, 2021	Feb. 18, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Apr. 04, 2022	Aug. 10, 2021
Founder Shares [Abstract]
Proceeds from issuance of Class B common stock to Sponsor				$ 25,000	$ 0	$ 25,000
Share price (in dollars per share)					$ 9.20
Class A Common Stock [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)					0	0	0
Share price (in dollars per share)								$ 10.00
Class B Common Stock [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)					6,250,000	6,250,000	6,250,000
Common stock, shares forfeited (in shares)							937,500
Initial Public Offering [Member]
Founder Shares [Abstract]
Offering costs					$ 14,262,365	$ 14,262,365	$ 14,262,365
Offering cost charged to shareholder equity					13,600,399	13,600,399
Offering cost expensed to statement of operations					$ 661,966	661,966
Initial Public Offering [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Offering costs						$ 13,084,631	$ 13,084,631
Over-Allotment Option [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)									3,750,000
Common stock, shares forfeited (in shares)	937,500					937,500
Share price (in dollars per share)									$ 10.00
Sponsor [Member]
Founder Shares [Abstract]
Common stock dividends (in shares)		1,437,500
Common stock, shares outstanding (in shares)		7,187,500			7,187,500
Holding period for transfer, assignment or sale of Founder Shares					1 year	1 year
Sponsor [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Threshold trading days					20 days	20 days
Threshold consecutive trading days					30 days	30 days
Sponsor [Member] | Class A Common Stock [Member] | Minimum
Founder Shares [Abstract]
Period after initial business combination					150 days	150 days
Share price (in dollars per share)					$ 12.00	$ 12.00	$ 12.00
Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Issuance of Class B ordinary shares to Sponsor (in shares)			5,750,000
Proceeds from issuance of Class B common stock to Sponsor			$ 25,000
Sponsor [Member] | Class B Common Stock [Member] | Maximum
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)		937,500			937,500
Sponsor [Member] | Initial Public Offering [Member]
Founder Shares [Abstract]
Issuance of founder shares to Anchor Investor (in shares)						125,000
Share price (in dollars per share)					$ 0.004	$ 10.00	10.00
Aggregate fair value of shares issued to Anchor Investors					$ 8,762,500	$ 8,762,500
Share price (in dollars per share)					$ 7.01	$ 7.01	$ 7.01
Offering costs					$ 8,762,500	$ 8,762,500	$ 8,762,500
Offering cost charged to shareholder equity					8,140,989	8,140,989
Offering cost expensed to statement of operations					$ 621,511	$ 621,511
Sponsor [Member] | Initial Public Offering [Member] | Maximum
Founder Shares [Abstract]
Issuance of founder shares to Anchor Investor (in shares)					125,000
Sponsor [Member] | Over-Allotment Option [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)	6,250,000
Common stock, shares forfeited (in shares)	937,500